Private Placement - Additional Information (Detail) - Social Capital Suvretta Holdings Corp. III [Member] - USD ($)		10 Months Ended
	Jul. 02, 2021	Dec. 31, 2021	Jun. 30, 2022
Class of Stock [Line Items]
Proceeds from private placement issue		$ 6,400,000
Private Placement [Member]
Class of Stock [Line Items]
Sale of stock price per share			$ 10
Proceeds from private placement issue		$ 640,000
Common Class A [Member]
Class of Stock [Line Items]
Sale of stock price per share	$ 10
Common Class A [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued	640,000
Sale of stock price per share	$ 10
Proceeds from private placement issue	$ 6,400,000